LEASE OPERATION - PIS/COFINS to be recovered (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
LEASE OPERATION
Classified as lease liabilities	R$ 547,226
Not classified as lease liabilities	52,376
Total payments	R$ 599,602